Consolidated Statements of Shareholders' Equity - USD ($) $ in Thousands	Cumulative Effect, Period of Adoption, Adjustment [Member] Common Stock [Member]	Cumulative Effect, Period of Adoption, Adjustment [Member] Additional Paid-in Capital [Member]	Cumulative Effect, Period of Adoption, Adjustment [Member] Retained Earnings [Member]	Cumulative Effect, Period of Adoption, Adjustment [Member] AOCI Attributable to Parent [Member]	Cumulative Effect, Period of Adoption, Adjustment [Member]	Common Stock [Member]	Additional Paid-in Capital [Member]	Retained Earnings [Member]	AOCI Attributable to Parent [Member]	Total
Balance (in shares) at Dec. 31, 2018						35,980,047
Balance at Dec. 31, 2018			$ (390)		$ (390)	$ 148,707	$ 45,097	$ 45,537	$ (3,115)	$ 236,226
Net earnings (loss)								(251,610)		(251,610)
Other comprehensive earnings (loss)									2,659	2,659
Subsidiaries’ equity transactions							(10)			(10)
Stock option expense							8,126			8,126
Stock options exercised (in shares)						432,050
Stock options exercised						$ 13,481	(2,424)			11,057
Dividends								(23,411)		(23,411)
Issued - settlement of LTIA (note 20) (in shares)						2,918,860
Issued - settlement of LTIA (note 20)						$ 251,503				$ 251,503
Issued (in shares)						2,165,000				2,245,229
Issued						$ 191,737				$ 191,737
Balance (in shares) at Dec. 31, 2019						41,495,957
Balance at Dec. 31, 2019			$ (53)		$ (53)	$ 605,428	50,789	(229,874)	(456)	425,887
Net earnings (loss)								87,259		87,259
Other comprehensive earnings (loss)									2,604	2,604
Subsidiaries’ equity transactions							(28)			(28)
Stock option expense							11,628			$ 11,628
Stock options exercised (in shares)						294,238				294,238
Stock options exercised						$ 14,596	(3,086)			$ 11,510
Dividends								(28,417)		$ (28,417)
Issued (in shares)						1,797,359				1,260,042
Issued						$ 150,008				$ 150,008
Balance (in shares) at Dec. 31, 2020						43,587,554
Balance at Dec. 31, 2020						$ 770,032	$ 59,303	$ (171,085)	$ 2,148	$ 660,398